Debt Textuals (Detail)	3 Months Ended		12 Months Ended							0 Months Ended				0 Months Ended				12 Months Ended			3 Months Ended					0 Months Ended			12 Months Ended					0 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Mar. 01, 2015	Feb. 23, 2014	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012	Nov. 30, 2014 Senior revolving credit facility [Member] USD ($)	Mar. 01, 2015 Senior revolving credit facility [Member] USD ($)	Nov. 30, 2014 United States of America, Dollars Senior revolving credit facility [Member] USD ($)	Nov. 30, 2014 United States of America, Dollars or Canada, Dollars [Member] Senior revolving credit facility [Member] USD ($)	May 21, 2010 4.25% Yen-denominated Eurobonds, due 2016 [Member] Notes payable to banks [Member] USD ($)	May 21, 2010 4.25% Yen-denominated Eurobonds, due 2016 [Member] Notes payable to banks [Member] JPY (¥)	Nov. 30, 1996 4.25% Yen-denominated Eurobonds, due 2016 [Member] Notes payable to banks [Member] USD ($)	Nov. 30, 1996 4.25% Yen-denominated Eurobonds, due 2016 [Member] Notes payable to banks [Member] JPY (¥)	May 11, 2012 4.25% Yen-denominated Eurobonds, due 2016 [Member] Bonds [Member] USD ($)	Mar. 01, 2015 4.25% Yen-denominated Eurobonds, due 2016 [Member] Bonds [Member]	Nov. 30, 2014 4.25% Yen-denominated Eurobonds, due 2016 [Member] Bonds [Member]	May 11, 2012 4.25% Yen-denominated Eurobonds, due 2016 [Member] Bonds [Member] JPY (¥)	Nov. 30, 2014 7.75% Euro senior notes due 2018 [Member] USD ($)	Nov. 30, 2014 7.75% Euro senior notes due 2018 [Member] Notes payable to banks [Member]	May 06, 2010 7.75% Euro senior notes due 2018 [Member] Notes payable to banks [Member] EUR (€)	Nov. 30, 2014 7.75% Euro senior notes due 2018 [Member] Senior notes [Member] EUR (€)	May 25, 2014 7.75% Euro senior notes due 2018 [Member] Senior notes [Member] EUR (€)	May 06, 2010 7.625% senior notes due 2020 [Member] Notes payable to banks [Member] USD ($)	Mar. 01, 2015 7.625% senior notes due 2020 [Member] Senior notes [Member]	Nov. 30, 2014 7.625% senior notes due 2020 [Member] Senior notes [Member]	May 06, 2010 7.75% Euro notes due 2018 and 7.625% Senior notes due 2020 [Member] Notes payable to banks [Member] USD ($)	May 06, 2010 7.75% Euro notes due 2018 and 7.625% Senior notes due 2020 [Member] Notes payable to banks [Member]	May 06, 2010 7.75% Euro notes due 2018 and 7.625% Senior notes due 2020 [Member] Senior term loan due 2014	Nov. 30, 2014 6.875% senior notes due 2022 [Member] Senior notes [Member] USD ($)	Nov. 24, 2013 6.875% senior notes due 2022 [Member] Senior notes [Member] USD ($)	Mar. 01, 2015 6.875% senior notes due 2022 [Member] Senior notes [Member]	Mar. 14, 2013 6.875% senior notes due 2022 [Member] Senior notes [Member] USD ($)	May 08, 2012 6.875% senior notes due 2022 [Member] Senior notes [Member] USD ($)	May 14, 2013 6.875% senior notes due 2022 [Member] Redemption prior to May 1, 2017 Senior notes [Member]	Nov. 30, 2014 Other Credit Usage [Member] Senior revolving credit facility [Member] USD ($)	Nov. 30, 2014 Standby Letters of Credit [Member] Senior revolving credit facility [Member] USD ($)	Nov. 30, 2014 Minimum [Member] Senior revolving credit facility [Member]	Nov. 24, 2013 Minimum [Member] Senior revolving credit facility [Member]	Mar. 21, 2014 Minimum [Member] Senior revolving credit facility [Member]	Nov. 30, 2014 Maximum [Member] Senior revolving credit facility [Member]	Nov. 24, 2013 Maximum [Member] Senior revolving credit facility [Member]	Mar. 21, 2014 Maximum [Member] Senior revolving credit facility [Member]	Nov. 30, 2014 Maximum [Member] 6.875% senior notes due 2022 [Member] Redemption prior to May 1, 2015 [Member] Senior notes [Member]
Debt Instrument [Line Items]
Unused availability						$ 664,900,000	$ 717,000,000
Line of Credit Facility, Current Borrowing Capacity						724,700,000	776,200,000
Letters of credit and other credit usage						(59,800,000)	(59,200,000)																												(3,000,000)	(56,800,000)
Weighted-average interest rate	7.55%	7.91%	7.63%	7.52%	7.05%
Maximum borrowing capacity						850,000,000		800,000,000	50,000,000
Senior Revolving Credit Facility, Amended Secured Amount						350,000,000
Senior Revolving Credit Facility, Secured Amount						250,000,000
Basis spread on variable rate																																					1.25%	1.50%		2.00%	2.75%
Unused borrowing capacity, percent fee																																						0.375%	0.25%		0.50%	0.30%
Letter of credit facility, coverage ratio						1
Letter of credit facility, default in other indebtedness, minimum						50,000,000
Face amount												180,000,000	20,000,000,000							300,000,000			525,000,000									140,000,000	385,000,000
Stated interest rate												4.25%	4.25%		4.25%	4.25%			7.75%	7.75%	7.75%		7.625%	7.625%	7.625%				6.875%		6.875%	6.875%	6.875%
Accelerated principal payment, minimum												25,000,000
Accelerated principal percent, minimum												25.00%	25.00%
Extinguishment of Debt, Amount																					150,000,000	150,000,000
Prepayment percent of principal plus accrued interest																			100.00%				100.00%
Debt issuance cost																										10,100,000			2,600,000	7,400,000
Debt Instrument, Debt Covenants, Debt Default, Holder Percent to Declare All Notes Due, Minimum																											25.00%
Prepayment percent of principal plus accrued interest																												101.00%
Repurchased face amount											10,883,500,000						5,116,500,000
Repayments of long-term debt										100,000,000				56,400,000
Unamortized premium																																11,200,000
Principal amount redemption rate																																		100.00%									106.875%
Early retirement original aggregate principal amount redeemable																																											35.00%
Extinguisment of debt, gains (losses), tender premium																		15,200,000
Extinguishment of debt, gain (loss), write off of unamortized debt issuance costs																		$ (5,100,000)